STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 4) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 212	$ 1,199	$ 1,692		$ 3,213
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	6	36	39		0
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	64	280	409		612
Marketing and Pre Production Costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	22	6	29		212
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 120	$ 877	$ 1,215	[1]	$ 2,389	[1]

[1]	Excluding restricted Common Stock and warrants to purchase Common Stock that were granted to service provider and for which expenses amounted to $1,011 were recorded during the year ended December 31, 2013.